FAIR VALUE MEASUREMENTS (Details) (Quoted Prices in Active Markets (Level) [Member], Publicly traded mutual funds in Taiwan [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Quoted Prices in Active Markets (Level) [Member] | Publicly traded mutual funds in Taiwan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	$ 74	$ 76